Leases - Schedule of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Operating leases	$ 20.2	$ 21.6	$ 17.0
Short-term leases	3.2	1.7	2.1
Finance leases	1.4	1.0	0.9
Interest on lease liabilities	0.2	0.1	0.1
Total lease expense	$ 25.0	$ 24.4	$ 20.1